Compensation of the board of directors and key management personnel - Summary of Compensation paid to key management personnel for employee services (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Key Management Personnel [Line Items]
Post-employment pension and medical benefits	€ 357	€ 386
Total	6,207	3,067	€ 6,033
Board of Directors and Key Management Personnel [Member]
Disclosure Of Information About Key Management Personnel [Line Items]
Short-term employee benefits	6,677	3,127	6,508
Post-employment pension and medical benefits	357	386	248
Share-based payments	4,280	1,093	0
Total	€ 11,314	€ 4,606	€ 6,756